Other	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
OTHER
OTHER
Other general expense - net. Included in Other general expense - net were the following:

	2017	2016	2015
Provisions for environmental matters - net	$15,443	$42,932	$31,071
Loss (gain) on sale or disposition of assets	5,422	(30,564)	(803)
Total	$20,865	$12,368	$30,268

Provisions for environmental matters–net represent initial provisions for site-specific estimated costs of environmental investigation or remediation and increases or decreases to environmental-related accruals as information becomes available upon which more accurate costs can be reasonably estimated and as additional accounting guidelines are issued. Environmental-related accruals are not recorded net of insurance proceeds in accordance with the Offsetting Subtopic of the Balance Sheet Topic of the ASC. See Note 8 for further details on the Company’s environmental-related activities.
The loss (gain) on sale or disposition of assets represents the net realized loss (gain) associated with the sale or disposal of property, plant and equipment and intangible assets previously used in the conduct of the primary business of the Company. The 2016 gain primarily relates to the sale of a closed domestic facility.
Other (income) expense - net. Included in Other (income) expense - net were the following:

	2017	2016	2015
Dividend and royalty income	$(7,648)	$(4,573)	$(3,668)
Net expense from financing activities	9,843	8,667	11,091
Foreign currency transaction related losses	450	7,335	9,503
Other income	(32,570)	(25,279)	(23,880)
Other expense	12,951	9,263	13,036
Total	$(16,974)	$(4,587)	$6,082

The Net expense from financing activities includes the net expense relating to changes in the Company’s financing fees.
Foreign currency transaction related losses represent net realized losses on U.S. dollar-denominated liabilities of foreign subsidiaries and net realized and unrealized losses from foreign currency option and forward contracts. There were no material foreign currency option and forward contracts outstanding at December 31, 2017, 2016 and 2015.
Other income and Other expense included items of revenue, gains, expenses and losses that were unrelated to the primary business purpose of the Company. There were no items within Other income or Other expense that were individually significant at December 31, 2017, 2016 and 2015.